Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line items]
Deposits	$ 570,740	$ 485,712
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	106,145
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	214,755
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	249,840
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	557,321	475,254
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	13,419	10,458
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	202,152	178,091
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,704
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	132,152
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	56,296
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	311,426	257,502
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	85,604
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	82,477
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	143,345
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	17,011	11,224
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	6,837
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	126
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	10,048
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	40,151	38,895
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	40,151
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	71,122	51,880
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	389,439	344,756
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	13,833	7,876
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	66,399	56,844
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,798	4,647
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 24,149	$ 19,709